Annual Total Returns - Delaware VIP Fund for Income Series - Standard Class	Dec. 31, 2021
Bar Chart Table:
2012	13.51%
2013	6.88%
2014	0.79%
2015	(1.85%)
2016	11.12%
2017	6.82%
2018	(2.58%)
2019	12.78%
2020	7.95%
2021	4.88%